Management fees	6 Months Ended
Jun. 30, 2016
Management fees [Abstract]
Management fees:

10.      Management fees:
As of January 1, 2015, the Company engaged Ship Procurement Services S.A. (“SPS”), an unaffiliated third-party company, to provide to its fleet certain procurement services at a daily fee of $0.295 per vessel. Total management fees to SPS for the six-month periods ended June 30, 2015 and 2016 were $3,748 and $3,911, respectively, and are included in “Management fees” in the accompanying unaudited interim condensed statement of operations. In addition, Management fees for the six-month period ended June 30, 2015 also include $315 of fees incurred pursuant to the management agreement with Maryville discussed in Note 3.